BANK FINANCIAL ASSETS AND LIABILITIES - Information on quality of loans to individuals and legal entities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 216,300	₽ 175,476
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	14,746	26,977
Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(33,814)	(17,976)
Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,840)	(3,138)
Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	213,466	175,423
Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	14,164	21,296
Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	13,139	7,957
Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	370	5,772
Doubtful | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2	767
Impaired | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	23,509	10,072
Impaired | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,050	2,280
Stage 1 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	191,145	168,574
Stage 1 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,893	25,457
Stage 1 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(6,053)	(6,093)
Stage 1 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(214)	(818)
Stage 1 | Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	197,198	174,667
Stage 1 | Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,928	20,575
Stage 1 | Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	179	5,700
Stage 2 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	17,382	4,520
Stage 2 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	4,337	768
Stage 2 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(6,991)	(3,361)
Stage 2 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(90)	(25)
Stage 2 | Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	16,268	756
Stage 2 | Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	4,236	721
Stage 2 | Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	8,105	7,125
Stage 2 | Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	191	72
Stage 3 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	7,773	2,382
Stage 3 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	516	752
Stage 3 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(20,770)	(8,522)
Stage 3 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,536)	(2,295)
Stage 3 | Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	5,034	832
Stage 3 | Doubtful | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2	767
Stage 3 | Impaired | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	23,509	10,072
Stage 3 | Impaired | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 3,050	₽ 2,280